united states
                       securities and exchange commission
                             washington, d.c. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number        811-09004
                                   ---------------------------------------------

                              AVALON CAPITAL, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             3556 MAIN STREET, BOX 379, MANCHESTER VILLAGE, VT        05254
--------------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)

  GEMINI FUND SERVICES, LLC., 150 MOTOR PARKWAY, SUITE 205, HAUPPAUGE, NY 11788
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end:    AUGUST 31, 2003
                        ----------------------

Date of reporting period: AUGUST 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================






                              AVALON CAPITAL, INC.

                                 ANNUAL REPORT

                                August 31, 2003







================================================================================

Avalon Capital, Inc. (the "Fund"), is a non-diversified closed-end investment company whose primary investment objective is to provide investors with long-term capital appreciation by investing in a portfolio of securities that possess fundamental investment value and may be purchased at a reasonable cost. To this end, the Fund applies the following investment principles:

     o View each investment as a business

     o Think independently

     o Emphasize high returns

     o Look for sustained business excellence

     o Focus on businesses that consider shareholder interests

     o Seek to pay a reasonable price

     o Invest for the long term

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund features a Dividend Reinvestment and Cash Purchase Plan (the "Plan"), which allows shareholders to acquire additional shares directly from the Fund by automatically reinvesting dividends or making additional investments as often as each month. An Automatic Cash Investment feature allows investors to set up direct investments from a bank account on a regular monthly or quarterly basis. A more detailed description of the Plan appears on page 16 of this report and in the Fund's prospectus.

REPURCHASE OF SHARES

The Fund trades on the NASDAQ Bulletin Board, under the ticker symbol "MIST." To provide additional shareholder liquidity, each February the Fund offers to repurchase between 5 percent and 25 percent of its outstanding shares at the then-current net asset value. Before each repurchase offer, the Fund will establish a deadline for receiving repurchase requests no more than 14 days before the repurchase pricing date, which shall be the last business day of February. No less than 21 days and no more than 42 days before the repurchase request deadline, the Fund will give notice of the repurchase offer, including the repurchase request deadline, to each shareholder of record.

The Fund has also been authorized by its Board of Directors, in accordance with
Section 23(c) of the Investment Company Act of 1940, to repurchase its shares in the market from time to time as and when it is deemed advisable by the Fund.* Such purchases will be made at a price not above the market value or the net asset value, whichever is lower, at the time of such purchase. If such purchases are made at prices below net asset value, they will increase the net asset value of the remaining outstanding shares. Shares repurchased by the Fund are retired.

For additional information about Avalon Capital, Inc. or any of the above programs, please call Gemini Fund Services, LLC at (631) 470-2600.

* Meeting of the Board of Directors, October 18, 1996.

AVALON CAPITAL, INC.
================================================================================

--------------------------------------------------------------------------------
Annual Report                                                  October 11, 2003
--------------------------------------------------------------------------------


Dear Shareholders,

For the fiscal year ended August 31, 2003, Net Asset Value fell slightly from $15.48 to $14.47. With the dividend paid this year of $0.88, the Fund's total return for the fiscal year (based on NAV) was -0.68% compared to 12.07% for the S&P 500. For the three years ended August 31, 2003, or roughly the period of the current bear market, the Fund's total return was -6.08%, compared to -30.50% for the S&P 500.

At the Fund's annual redemption on February 28, 2003, 29,142 shares were redeemed. In addition, 33,756 shares were issued through the Dividend Reinvestment Plan and 12 shares were sold through the Cash Purchase Plan.

Following is a copy of a report I am sending to my private clients that I thought would have value for Avalon Capital shareholders as well. I hope you find it informative.

                    ---------------------------------------

Most investors think only about how much money they can make. However, what's really important is minimizing risk. For example, losing money through a poor investment or excessive withdrawals from a portfolio can be incredibly expensive. A loss or withdrawal of just $10,000 today, compounded at 15%, means the investor will have $662,118 less in 30 years. As Warren Buffett once said, "If you don't lose money, all the other options are good."

My father-in-law understood the importance of risk reduction. He was one of the first corporate pilots, working for AIG most of his career, and eventually inducted into the New Jersey Aviation Hall of Fame. In his basement he had a plaque that said, "There are old pilots, and there are bold pilots. But there are no old, bold pilots."

In other words, as exciting as flying can be, the key to getting where you want to go is eliminating risk. Before taking off, my father-in-law, like all pilots, went through an extensive checklist to ensure a safe flight. Some of the checks involved the plane and the weather; others the pilot himself. The following is a checklist that we, as pilots for your investments, use to scrutinize every investment decision we make for what could possibly go wrong.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
SHAREHOLDER LETTER
================================================================================

Investment Checklist

Leverage - The safest companies are those with little, or no, debt. In general, companies with strong cashflow and low capital expenditures have little need for debt. During economic downturns, like the recent recession of 2000-2001, companies with large amounts of debt are at risk because their fixed debt obligations remain the same in the face of declining revenues.

Operating risk - High labor costs (especially pension expenses) and high capital expenses for replacing or upgrading plant and equipment can burden a business. Legal liabilities are another large risk for an increasing number of companies.

Management - Poor management can weaken a good business and destroy a poor one. Characteristics we screen for include unquestionable integrity, a regard for shareholders as owners (management acting as trustees for shareholders' interests), the courage to subordinate immediate profits for long-term gains, focus, creativity and innovation, solid employee relations, and depth.

Accounting mistakes, corporate governance, and fraud - Over the last two years, accounting scandals involving companies like Enron, Tyco, Adelphia, Worldcom, Global Crossing, etc. have investors far more concerned about accounting issues and corporate governance than ever before. But such scandals are not really new. One early example is the South Sea Bubble of the 1700s. The Sarbanes-Oxley Act was designed to address these concerns, but investors will still need to be wary.

Competition - The strength of any business is judged by its ability to withstand competition. Today, an additional source of competition has come from abroad where companies may operate with far lower labor costs than in the U.S. or with some form of government subsidy or support.

Macro-economics - Many businesses are cyclical, meaning they are vulnerable to recessions that occur as part of the normal macro-economic business cycle. The combination of this cyclical risk with leverage and operating risk has led to the demise of many businesses. Others may be exposed to additional macro-economic factors such as currency fluctuations or changes in interest rates.

Inflation/Deflation - Both inflation and deflation present a threat to financial assets like common stocks and bonds. Inflation - rising prices - means future cashflows will have less relative value, which depresses the prices investors are willing to pay for financial assets. The last time this occurred was in the late 1970s and early 1980s. Deflation - falling prices - lowers the future cashflows of most businesses, depressing economic activity, and leading to a general collapse in most financial asset prices. Today, an unusual combination of a weak economy and stimulative monetary and fiscal policy has investors fearing both inflation and deflation.

Geo-political events - September 11, 2001 raised investor concerns about geo-political risk to a new height. The recent war in Iraq is another example of how a geo-political event can temporarily depress the financial markets. Certain companies may be particularly exposed to these events, and the prices of all financial assets can be affected.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
SHAREHOLDER LETTER

================================================================================

Investor Checklist

As an investor, you, too, can help us stick to your investment objectives, your investment "flight plan," by using the following checklist:

Advice - Some of the worst investment mistakes that I've seen in my career were the result of taking the advice of a professional whose area of expertise was not in investments. Examples of such professionals include brokers, bankers, financial planners, and accountants. I've seen others make mistakes by listening to the advice of well-meaning, but poorly-informed, friends. No one would go to a friend for advice about surgery (unless the friend was a doctor), but many will listen to friends for advice about stocks, especially during a bubble period like the Internet mania.

The media - Reacting to news stories about companies presents its own dangers. Adverse news stories can raise concerns, and favorable news stories can make you overly comfortable. Obviously, many stories are exaggerated by the media, since exciting news (good or bad) sells. Having worked in the media myself, I'm aware of how the vast majority of news stories actually come from "sources" such as public relations firms, companies seeking publicity, investors with some interest in a stock, etc. The individuals and institutions quoted in most stories usually give a good idea of who "helped" the journalist with his facts.

Fads - Don't let the latest fads sway you from our long-term strategy. Some, like the Internet, are obvious, at least after the fact. Anyone who thinks back about such "hot" investment ideas would have to admit that at the time they were very convincing and enticing to most investors. Others are far more subtle, such as the popularity of international investing in the early 1990s or the recent surge of investment funds in bonds. If you want to check out the latest fads, just take a look at what institutional investors, such as pension funds, trust companies, and mutual funds, are doing. Professionals in these highly competitive areas feel a need to jump on the latest trend to avoid losing business to competitors whose short-term returns may be temporarily better.

Market price - If you value your shares solely by their current market price, you take on what I call market price risk. In other words, if you truly believe that the current price determines true value, you are far more likely to become discouraged with your investments. Invariably, people I talk to dislike those stocks that haven't moved in price in a while. Often, they are just the ones that are about to take off. A recent example: most knowledgeable observers value Berkshire Hathaway at far more than its current price, even after its latest run-up.

Withdrawals and additions - Withdrawals can have an enormous impact on the eventual size of an account. Your investments are reduced not only by the withdrawal amount, but also by what that amount could earn for you in the future. Perversely, people seem most prone to make large withdrawals near market bottoms, when the growth potential of those dollars is perhaps its greatest. On the other hand, investors that add cash to their accounts often have very good performance, since there are funds available to buy new investments when they become available at attractive prices.

Changing objectives - Changing your investment objective, for example from growth to income as you get older, may be important and legitimate. The trouble occurs when an investor wants growth during a bull market, but then decides he wants income during a bear market when growth stocks may not be doing as well. In the end, that's just another way of chasing the latest hot investment, a strategy that many investors follow and that is doomed to failure.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
SHAREHOLDER LETTER

================================================================================

Why We Check For What Could Go Wrong

Common stocks that pass the test of the first checklist are extremely rare. Moreover, most investors don't make the effort to identify them. Even fewer investors consider a checklist like our second one before making investment decisions.

In fact, the most recent update of the well-known Quantitative Analysis of Investor Behavior conducted by Dalbar, Inc. revealed that the average equity investor in the largely boom years between 1984 and 2002 earned only 2.57% annually, compared to annualized inflation of 3.14% and the S&P 500 index average of 12.22%. In "real" (inflation-adjusted) terms, the Dalbar study investors lost -0.57% per year during the greatest bull market in history. The two reasons cited for this poor performance are both items on our checklists above: switching among the latest "hot" investments (fads), and trying to time the market (market price).

Clearly, many investors fail to take the time before they act to minimize their risk. If, like my father-in-law and his fellow pilots, they reviewed these simple checklists first, chances are they would actually arrive safely where they wanted to go.



/s/ Daniel E. Hutner
----------------------
Daniel E. Hutner
Chairman and President


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
SCHEDULE OF INVESTMENTS
August  31, 2003

================================================================================================================

Quantity                                           Security Description                                 Value
--------------------    -----------------------------------------------------------------------    -------------
Common Stocks (99.59%)
Banks - Regional (8.73%)
    11,500  M & T Bank Corp. ..................................................................      $   968,760
                                                                                                     -----------
Beverages (17.27%)
     4,300  Anheuser-Busch Co., Inc. ..........................................................          221,622
    33,100  Coca-Cola Co. .....................................................................        1,440,512
     5,700  Pepsico, Inc. .....................................................................          253,878
                                                                                                     -----------
                                                                                                       1,916,012
                                                                                                     -----------
Computer Services (1.38%)
     4,000  First Data Corp. ..................................................................          153,600
                                                                                                     -----------
Consumer Products (2.75%)
     9,400  Gillette Co. ......................................................................          305,124
                                                                                                     -----------
Diversified Companies (15.66%)
        22  Berkshire Hathaway, Inc. Class A * ................................................        1,667,050
        28  Berkshire Hathaway, Inc. Class B * ................................................           70,840
                                                                                                     -----------
                                                                                                       1,737,890
                                                                                                     -----------
Energy (0.16%)
     2,000  Williams Companies, Inc. ..........................................................           18,260
                                                                                                     -----------
Financial Services (19.23%)
    38,150  American Express Co. ..............................................................        1,718,658
     8,000  Moody's Corp. .....................................................................          414,880
                                                                                                     -----------
                                                                                                       2,133,538
                                                                                                     -----------
Food Products (4.40%)
    9,200   Wrigley (Wm) Jr. Co. ..............................................................          488,060
                                                                                                     -----------

Insurance (10.41%)
   19,402   American International  Group,  Inc. ..............................................        1,155,777
                                                                                                     -----------

Leisure/Amusement (7.58%)
   21,025   International Speedway  Corp. Class B .............................................          841,000
                                                                                                     -----------

Medical/Drugs (0.54%)
    2,000   Pfizer, Inc. ......................................................................           59,840
                                                                                                     -----------


----------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

                                        5



----------------------------------------------------------------------------------------------------------------
AVALON CAPITAL, INC.
SCHEDULE OF INVESTMENTS
August 31, 2003

================================================================================================================
Quantity                                        Security  Description                                  Value
--------------------    -----------------------------------------------------------------------    -------------

Mortgage Finance (4.47%)
    7,650   Fannie Mae ........................................................................        $ 495,643
                                                                                                     -----------
Newspaper (3.81%)
    5,400   Gannett Company, Inc. .............................................................          423,468
                                                                                                     -----------
Restaurants (0.97%)
    4,800   McDonald's Corp. ..................................................................          107,616
                                                                                                     -----------
Retail (2.23%)
    7,700   Costco Wholesale Corp.* ...........................................................          247,093
                                                                                                     -----------

Total Common Stocks (Cost $5,778,718) .........................................................       11,051,681
                                                                                                     -----------

Short-Term Holding (0.67%)
   74,937   First American Treasury Obligation Fund (Cost $74,937) .............                          74,937
                                                                                                     -----------

Total Investments (Cost $5,853,655)                                                      100.26%      11,126,618
Liabilities less other assets ..................................................         (0.26)%         (29,314)
                                                                                    -----------      -----------


Net Assets .....................................................................        100.00%      $11,097,304
                                                                                    ===========      ===========


* Denotes non-income producing security.


----------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

------------------------------------------------------------------
AVALON CAPITAL, INC.
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003

==================================================================
ASSETS:
   Investments, at value (cost $5,853,655) (Note 2)   $ 11,126,618
   Interest, dividends and other receivables ......          6,624
   Other assets ...................................          3,897
                                                      ------------
Total Assets ......................................     11,137,139
                                                      ------------

LIABILITIES:
Accrued advisory fees (Note 3) ....................          9,428
Accrued directors' fees ...........................          3,018
Other accrued expenses ............................         27,389
                                                      ------------
Total Liabilities .................................         39,835
                                                      ------------
NET ASSETS ........................................   $ 11,097,304
                                                      ============


COMPOSITION OF NET ASSETS:
Paid-in capital (Note 5) ..........................   $  5,844,081
Accumulated net realized loss on investments ......        (19,740)
Net unrealized appreciation on investments ........      5,272,963
                                                      ------------

NET ASSETS ........................................   $ 11,097,304
                                                      ============
SHARES OUTSTANDING ................................        766,790
                                                      ============
NET ASSET VALUE PER SHARE (market value $13.30*) ..   $      14.47
                                                      ============


* As of December 26, 2002 (most recent trade date).


See Notes to Financial Statements

------------------------------------------------------------------
AVALON CAPITAL, INC.
STATEMENT OF OPERATIONS
For the year ended August 31, 2003

==================================================================
INVESTMENT INCOME:
Dividends ..........................................     $ 104,907
Interest ...........................................         1,100
                                                      ------------

Total investment income ............................       106,007
                                                      ------------

EXPENSES:
Advisory (Note 3) ..................................       108,859
Administration (Note 3) ............................        53,653
Legal ..............................................        25,231
Auditing ...........................................        18,919
Transfer agency (Note 3) ...........................         8,470
Printing and postage ...............................         5,645
Custody ............................................         3,522
Directors ..........................................         3,018
Other ..............................................         4,658
                                                      ------------

Total expenses .....................................       231,975
                                                      ------------

NET INVESTMENT LOSS ................................      (125,968)
                                                      ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ...................        12,371
Net realized loss on options .......................       (30,120)
Net change in unrealized appreciation on investments         7,868
                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS .....................................        (9,881)
                                                      ------------

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...     $(135,849)
                                                      ============



------------------------------------------------------------------
See Notes to Financial Statements

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                    For the year         For the year
                                                        ended                ended
                                                   August 31, 2003      August 31, 2002
                                                   ---------------      ---------------
FROM INVESTMENT ACTIVITIES:
    Net investment loss .....................         $   (125,968)        $   (124,799)
    Net realized gain (loss)
      on investments and options ............              (17,749)             826,116
    Net change in unrealized appreciation
      on investments ........................                7,868             (842,199)
                                                   ---------------      ---------------
    Net decrease in net assets
      resulting from operations .............             (135,849)            (140,882)
                                                   ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gains on investments
    ($0.88 and $0.21 per share, respectively)             (670,705)            (169,581)
                                                   ---------------      ---------------
CAPITAL SHARE TRANSACTIONS (Note 5):
    Proceeds from sale of shares ............                  154                3,421
    Dividends reinvested ....................              474,933              123,700
    Shares repurchased ......................             (370,105)            (854,075)
                                                   ---------------      ---------------
    Net increase (decrease) in net assets
      from capital share transactions .......              104,982             (726,954)
                                                   ---------------      ---------------

NET DECREASE IN NET ASSETS ..................             (701,572)          (1,037,417)

NET ASSETS:
Beginning of period .........................           11,798,876           12,836,293
                                                   ---------------      ---------------

End of period ...............................         $ 11,097,304         $ 11,798,876
                                                   ===============      ===============




--------------------------------------------------------------------------------
See Notes to Financial Statements

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
FINANCIAL HIGHLIGHTS

================================================================================

Selected Data for a Share Outstanding Throughout Each Period

                                                                     For the years ended August 31,
                                                 2003            2002             2001             2000             1999
                                          -------------------------------------------------------------------------------
Beginning net asset value per share ...   $     15.48    $       15.90    $       17.21    $       17.52    $       14.98

Net investment loss ...................         (0.16)           (0.16)           (0.19)           (0.17)           (0.19)
Net realized and unrealized gain (loss)
  on investments ......................          0.03            (0.05)           (0.47)            0.36             2.89
Distribution from realized gains
  on investments ......................         (0.88)           (0.21)           (0.65)           (0.50)           (0.16)
                                          -----------      -----------      -----------      -----------      -----------

Ending net asset value per share ......   $     14.47    $       15.48    $       15.90    $       17.21    $       17.52
                                          ===========    =============    =============    =============    =============

Ending market value per share (a) .....   $     13.30    $       13.80    $       15.00    $       15.50    $       16.25
                                          ===========    =============    =============    =============    =============

Ratios to average net assets:
  Expenses ............................          2.13%            1.88%            1.83%            1.93%            1.84%
  Net investment loss .................         (1.16)%          (1.00)%          (0.99)%          (0.90)%          (1.07)%
Total Return:
  Based upon net asset value (b) ......         (0.68)%          (1.34)%          (4.36)%           1.01%           18.01%
  Based upon market value (b) .........          2.40%           (6.77)%           0.19%           (1.85)%           4.91%
Portfolio turnover rate ...............          1.83%            2.50%            1.55%            3.45%            4.05%
Net assets at end of period
  (000's omitted) .....................   $    11,097    $      11,799     $     12,836     $     14,278    $      14,951

(a)  Market value as of last trade date during period.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
See Notes to Financial Statements

AVALON CAPITAL, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003

1. Organization
Avalon Capital, Inc. (the "Fund") was incorporated in Maryland on March 14, 1995, as a non-diversified, closed-end management investment company. The Fund had no operations until September 6, 1995, when it sold 10,000 shares of common stock for $100,000 to Avalon Partners, L.P. Investment operations commenced on November 20, 1995.

2. Summary Of Significant Accounting Policies
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation -- Each security will be valued on the basis of the last sale price on the valuation date on the principal exchange on which the security is traded or the National Association of Securities Dealers Automated Quotation National Market System. With respect to those securities for which no trades have taken place that day and unlisted securities for which market quotations are readily available, the value shall be determined by taking the mean between the latest "bid" and "asked" prices. Securities for which quotations are not readily available and other assets will be valued at fair value as determined in good faith by the Board of Directors. Notwithstanding the above, any short-term debt securities with maturities of sixty (60) days or less are valued at amortized cost.

     Interest and Dividend Income and Dividends and Distributions to Shareholders -- Interest income is accrued as earned. Dividend income is recorded on ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually. Net capital gains, if any, are distributed to shareholders at least annually. Distributions from net investment income and realized capital gains are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to the recognition of unrealized loss on options.

     Federal Income Tax -- The Fund intends to qualify as a regulated investment company and distributes all of its taxable income. Therefore, no Federal income tax provision is required. At August 31, 2003, the Fund had available, for federal income tax purposes, $19,740 in unused capital loss carryforwards available to offset future capital gains, if any, expiring on August 31, 2011.

3. Advisory, Servicing Fees and Other Transactions with Affiliates
The investment adviser to the Fund is Hutner Capital Management, Inc. (the "Adviser"). The Adviser receives an advisory fee from the Fund at an annual rate of 1% of the average weekly net assets of the Fund. The administrator of the Fund is Gemini Fund Services, LLC ("GFS"), formerly Orbitex Fund Services, Inc. Pursuant to an Administration Agreement, GFS receives a base fee equal to the greater of an annual rate of .10% of the average weekly net assets of the Fund or $52,800 per year. In addition, the Fund also reimburses GFS for any out-of-pocket expenses. GFS also provides fund accounting services to the Fund pursuant to the administration agreement under which it receives no fees.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (Continued)

================================================================================

American Stock Transfer & Trust Co. serves as the Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $6,000 per year plus certain shareholder account fees.

4. Securities Transactions
Cost of purchases and proceeds from sales (excluding short-term investments) during the year ended August 31, 2003, amounted to $196,700 and $802,899, respectively. The cost basis of securities for Federal income tax purposes is the same as for financial accounting purposes. Gross unrealized appreciation and depreciation as of August 31, 2003 was $5,335,070 and $62,107, respectively.

Realized gains and losses on investments sold are recorded on the basis of specific identified cost.

5. Capital Share Transactions
The Fund has a Dividend Reinvestment and Cash Purchase Plan (the "Plan") pursuant to which shareholders have dividend payments or other distributions invested in additional shares of the Fund. Participants in the Plan may also make additional cash investments in shares of the Fund on a monthly basis. Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders the option of redeeming shares in amounts of not less than 5% but not more than 25% of the Fund's stock.

There are 100 million shares of $.001 par value common stock authorized. At August 31, 2003, paid in capital amounted to $5,844,081.

Transactions in capital shares were as follows:

                                            For the year              For the year
                                               ended                      ended
                                          August 31, 2003            August 31, 2002
                                         Shares      Amount         Shares     Amount
                                       ---------------------     ---------------------
Shares sold .......................          12    $     154          207    $   3,421
Shares issued for reinvestment of
  distributions from realized gains      33,756      474,933        7,889      123,700
Shares redeemed ...................     (29,142)    (370,105)     (53,413)    (854,075)
                                       ---------   ---------     --------    ---------
Net increase (decrease) ...........       4,626    $ 104,982      (45,317)   $(726,954)
                                       ========    =========     =========   =========

6. Distributions to Shareholders, Tax Components of Capital and Other
During the fiscal years ended August 31, 2003, and 2002, the Fund paid dividend distributions to shareholders of $670,705 and $169,581, respectively. Both distributions were characterized as long term capital gains for tax purposes.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows: Long term losses - $(19,740) Unrealized appreciation - $5,272,963.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003
(Continued)

================================================================================

As of August 31, 2003, the Fund had permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, $125,968 was charged to paid-in capital and credited to accumulated net investment loss. Net assets of the Fund were unaffected by this reclassification.

7. Subsequent Event
On August 13, 2003, the Board of Directors of the Fund approved a Plan of Liquidation, whereby the Fund's assets will be liquidated at market prices and on such terms and conditions as determined to be reasonable and in the best interests of the Fund and its stockholders in light of the circumstances in which they are sold, and the Fund will file Articles of Dissolution with the State of Maryland. The Plan of Liquidation is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held on October 30, 2003.




--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
INDEPENDENT AUDITORS' REPORT

================================================================================

To the Shareholders and
Board of Directors of
Avalon Capital, Inc.;

We have audited the accompanying statement of assets and liabilities of Avalon Capital, Inc. (the "Fund"), including the schedule of investments, as of August 31, 2003, and the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Avalon Capital, Inc. as of August 31, 2003 and the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
October 17, 2003

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
INFORMATION REGARDING DIRECTORS AND OFFICERS (Unaudited)

================================================================================

The Directors and Officers of Avalon Capital, Inc. are listed below, together with their principal occupations during the past five years. The term of office for each of the Directors is three years without limitation as to the number of terms permitted to serve. Officers are elected on an annual basis.

The following table provides information regarding each Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended.

                                  Position & Length
Name, Address                     of Time Served                      Principal Occupations During Past 5 Years
and Age                           with the Company                    and Current Directorships
-------------------------------------------------------------------------------------------------------------------
Daniel E. Hutner*                 Chairman of the                     President, Hutner Capital Management (1995-
3556 Main Street, Box 379         Board, President                    Present); Consultant, National Association of
Manchester Village, VT 05254      and Chief                           Investors Corp. (1995-1997); General Partner,
Age: 54                           Executive Officer                   Avalon Partners, L.P. (1990-Present); General
                                  since 1995.                         Partner, Hutner Special Situations Fund (1994-
                                                                      Present); Managing Member of Hutner Capital
                                                                      Management, LLC (2000-Present).

Judy Seltmann*                    Director, Vice                      Administrative Assistant, Hutner Capital
3556 Main Street, Box 379         President,                          Management, Inc. (2001-Present); Legal
Manchester Village, VT 05254      Treasurer and Secretary,            Law Offices of Thomas P. Whalen
Age: 59                           Secretary since                     (1999-2001); Credit Manager, LJO, Inc. (1988-
                                  2001.                               1999).



* Daniel Hutner is the brother-in-law of Judy Seltmann. They are both deemed to be "interested persons" of Avalon Capital, Inc., as defined by the 1940 Act. Daniel Hutner is President of the Adviser. Judy Seltmann is an employee of the Adviser.


--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
INFORMATION REGARDING DIRECTORS AND OFFICERS (Unaudited) (Continued)

================================================================================

The following table provides information regarding each Director who is not an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended.

                                  Position & Length
Name, Address                     of Time Served                      Principal Occupations During Past 5 Years
and Age                           with the Company                    and Current Directorships
---------------------------------------------------------------------------------------------------------------------
William Endicott                  Director since                      Member of the White House Staff (1999-2001);
3556 Main Street, Box 379         1995.                               Senior Advisor, Small Business  Administration
Manchester Village, VT 05254                                          (1997-1999); Director, Speakers Bureau,
Age: 58                                                               Democratic National Committee (1995-1997);
                                                                      Director, NAIC Growth Fund (1995-1997).

Edward Rosen                      Director since                      President, Star Children's Dress Company, Inc.
3556 Main Street, Box 379         1995.                               (1985-Present).
Manchester Village, VT 05254
Age: 52

Donald Smith                      Director since                      Director of Questar Funds, Inc. (1999-Present);
3556 Main Street, Box 379         1995.                               Real Estate Broker, Gilsenan &  Company
Manchester Village, VT 05254                                          Realtors (2000-Present); President, Don Smith
Age: 59                                                               Realty (1971-2000).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVALON CAPITAL, INC.
OTHER INFORMATION

================================================================================


AUTOMATIC DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
The Dividend Reinvestment and Cash Purchase Plan ( the "Plan") is a convenient way to acquire additional shares of Avalon Capital, Inc. (the "Fund") common stock directly from the Fund by automatic reinvestment of cash distributions or additional contributions of cash.

Shareholders wishing to make additional investments through the Plan should send a check to Orbitex Fund Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, NY 11788. Please make your check payable to "Avalon Capital, Inc." and be sure to write your account number on the face of the check. You may verify your account number by calling American Stock Transfer & Trust Co., the Fund's transfer agent, at (800) 937-5449. Funds received during a month are invested in shares of the Fund on the last business day of the month in accordance with the procedures set forth in the prospectus.

The Plan is available to all shareholders of Avalon Capital, Inc. whose shares are held directly on the books of the Fund. If your shares are held by a bank, broker or nominee and you wish to participate in the Plan, you should contact the institution holding your shares to request that the shares be re-registered in your name. This will enable you to participate in the Plan.

For more information about the Plan, please consult the prospectus.

SHARE INFORMATION
The Fund's net asset value is calculated as of the close of the New York Stock Exchange (typically 4:00 p.m. Eastern Time) each Friday. You can obtain the Fund's last calculated NAV by calling Gemini Fund Services, LLC at (631) 470-2600.

Shares of Avalon Capital are listed for trading on the NASDAQ Bulletin Board. Current quotes are available from quotation systems or through brokers using the fund's ticker symbol, "MIST". The net asset value and market price of Avalon Capital, Inc. shares are also reported weekly under the closed-end fund listings in Barron's, the Sunday New York Times business section, and the Monday edition of the Wall Street Journal.

ACCOUNT INFORMATION
If your Avalon Capital, Inc. shares are registered in the name of your bank or broker, please contact that institution if you have changed your address, or if you have any questions concerning your account. If your shares are registered in your own name, you may write American Stock Transfer & Trust Co., 59 Maiden Lane, New York, NY 10038, or call (800) 937-5449.

--------------------------------------------------------------------------------
                                       17

================================================================================

                              Avalon Capital, Inc.

                                   DIRECTORS
                                William Endicott
                                Daniel E. Hutner
                                  Edward Rosen
                                 Judy Seltmann
                                  Donald Smith

                               INVESTMENT ADVISER
                         Hutner Capital Management, Inc.
                            3556 Main Street, Box 379
                          Manchester Village, VT 05254

                                  ADMINISTRATOR
                            Gemini Fund Services, LLC
                         The Hauppauge Corporate Center
                          150 Motor Parkway, Suite 205
                              Hauppauge, NY 11788

                                    CUSTODIAN
                                  U.S. Bank, NA
                                425 Walnut Street
                              Cincinnati, OH 45201

                                  LEGAL COUNSEL
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                            INDEPENDENT ACCOUNTANTS
                              Deloitte & Touche LLP
                           Two World Financial Center
                            New York, NY 10281-1414

                      Investor Information: (631) 470-2600

     This report is authorized for distribution only to shareholders and to others who have received a copy of the Avalon Capital, Inc. Fund Prospectus.

================================================================================

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

          (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
          (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
          (3) Compliance with applicable governmental laws, rules, and regulations;
          (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
          (5)  Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors have determined that the registrant does not have an audit committee financial expert. This is because the Board determined that no one currently serving as a member of the Audit Committee qualifies as an Audit Committee Financial Expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Annual Reports filed for periods ending prior to December 15, 2003.



ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.



ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.






           The authority was delegated to the Adviser, however, with the decision to liquidate the Fund, Fund management determined that it was no longer applicable.

ITEM 8. RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 31, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 10.  EXHIBITS.
(a)(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith as EX-99.CODE.ETH.
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.
(b) Certification required by Item 10(b) of Form N-CSR is filed herewith as EX-99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Avalon Capital, Inc.

By /s/Daniel E. Hutner
----------------------
Daniel E. Hutner, President and Chief Executive Officer

Date November 17, 2003
    -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Daniel E. Hutner
----------------------
Daniel E. Hutner, President & Chief Executive Officer

Date November 17, 2003
    ------------------

By
/s/ Judith Seltmann
----------------------
Judith Seltmann, Vice President, Treasurer & Secretary

Date November 17, 2003
    ------------------